                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21160

Morgan Stanley Fundamental Value Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
    (Address of principal executive offices)                         (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2006

Date of reporting period: March 31, 2006


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Fundamental Value Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended March 31, 2006

TOTAL RETURN FOR THE 6 MONTHS ENDED MARCH 31, 2006

                                                                 LIPPER
                                                  RUSSELL     LARGE-CAP
                                                  1000(R)         VALUE
                                                    VALUE         FUNDS
 CLASS A     CLASS B     CLASS C     CLASS D     INDEX(1)      INDEX(2)
   5.20%       5.21%       4.79%       5.34%       7.27%          6.35%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the fiscal period ended March 31, 2006, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

MARKET CONDITIONS

Although the reporting period opened during a stock market downdraft, stocks advanced during the six-month period. High oil prices, rising inflation, the economic toll of the Gulf Coast hurricanes' and the Federal Open Market Committee's interest rate increases were among the most significant concerns shaping market sentiment. A flattening yield curve (that is, the yields on short-term bonds began to approach those of long-term bonds) was viewed by some investors as an indication of future economic deterioration.

However, in November, investors grew more optimistic, as the economy demonstrated greater resiliency than many expected. Consumer confidence and retail sales showed initial signs of distress following the hurricanes, but rebounded fairly quickly. The strong merger-and-acquisition activity of 2005 retained its pace. Corporate profits continued to be healthy for the most part, although earnings began to slow somewhat after several strong quarters. The market rallied in January, but was more subdued in February as investors paused to consider a below-expectation fourth quarter gross domestic product number and earnings disappointments. In March, sentiment turned more positive that first quarter 2006 economic growth would reflect robust activity, and the market resumed its progress.

Within the Russell 1000(R) Value Index, the financials, industrials and telecommunication services sectors led performance during the six-month period. Energy and utilities were the Index's most lagging sectors.

PERFORMANCE ANALYSIS

Morgan Stanley Fundamental Value Fund underperformed the Russell 1000 Value Index and the Lipper Large-Cap Value Funds Index for the six months ended March 31, 2006, assuming no deduction of applicable sales charges.

Relative to the Russell Index, the Fund lost ground primarily in three areas. An overweight to the health care sector, in which the Fund owns a significant proportion of pharmaceutical stocks, detracted from gains. Patent litigation and pipeline growth have been ongoing concerns, particularly as investors remain uncertain on how pharmaceutical companies will adapt their business models to contend with these issues. In the technology sector, our selection among semiconductor and software and services stocks dampened results, due to company-specific events. Less exposure to the telecommunication services sector limited the Fund's gains relative to the Index. Increased industry consolidation propelled stocks in the Index's sector, and the Fund did not fully participate in the strong performance.

However, not all positions had a negative impact on the Fund's return relative to the Russell Index. The Fund generated outperformance in the energy, utilities and consumer discretionary sectors. Our strong stock selection in energy, particularly in the oil field service companies, added to relative gains. The Fund's underweight in utilities enhanced relative results, as the Index's sector declined during the period. In consumer discretionary, the Fund was well positioned in the auto and auto-related industry. A de-emphasis on the more troubled automakers, combined with exposure to strong performing automakers, served the Fund well.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

   TOP 10 HOLDINGS
   JPMorgan Chase & Co.                                  3.3%
   Bayer AG (ADR) (Germany)                              3.3
   Merrill Lynch & Co., Inc.                             3.3
   General Electric Co.                                  2.7
   Unilever N.V. (NY Registered Shares)
    (Netherlands)                                        2.6
   Citigroup Inc.                                        2.5
   Time Warner, Inc.                                     2.5
   Sprint Nextel Corp.                                   2.4
   Newmont Mining Corp.                                  2.3
   Roche Holdings Ltd. (ADR) (Switzerland)               2.3

   TOP FIVE INDUSTRIES
   Pharmaceuticals: Major                                9.9%
   Financial Conglomerates                               7.5
   Integrated Oil                                        6.2
   Investment Banks/Brokers                              5.5
   Electric Utilities                                    5.3

Data as of March 31, 2006. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY


THE FUND WILL NORMALLY INVEST AT LEAST 65 PERCENT OF ITS ASSETS IN COMMON STOCKS AND OTHER EQUITY SECURITIES, WHICH CAN INCLUDE DEPOSITARY RECEIPTS, PREFERRED STOCKS OR SECURITIES CONVERTIBLE INTO COMMON OR PREFERRED STOCK. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., PRIMARILY FOCUSES ON EQUITY SECURITIES OF LARGER CAPITALIZATION COMPANIES (E.G., COMPANIES WITH OVER $10 BILLION OF MARKET CAPITALIZATION CURRENTLY), BUT THE FUND MAY ALSO INVEST IN SMALL AND MEDIUM-SIZED COMPANIES. UP TO 15 PERCENT OF THE FUND'S NET ASSETS MAY BE INVESTED IN CONVERTIBLE SECURITIES RATED BELOW INVESTMENT GRADE (COMMONLY REFERRED TO AS "JUNK BONDS"). THE FUND MAY ALSO INVEST UP TO 25 PERCENT OF ITS NET ASSETS IN FOREIGN SECURITIES. THIS PERCENTAGE LIMITATION, HOWEVER, DOES NOT APPLY TO FOREIGN SECURITIES THAT ARE TRADED IN THE UNITED STATES ON A NATIONAL SECURITIES EXCHANGE. THE FUND MAY ALSO INVEST UP TO 15 PERCENT OF ITS NET ASSETS IN REAL ESTATE INVESTMENT TRUSTS ("REITS").

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS


EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO

HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD


YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE


TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED MARCH 31, 2006

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 10/29/02)         (since 10/29/02)         (since 10/29/02)          (since 10/29/02)
   SYMBOL                              FVFAX                     FVFBX                    FVFCX                    FVFDX
   1 YEAR                              13.01%(3)                 12.69%(3)                12.13%(3)                13.33%(3)
                                        7.08(4)                   7.69(4)                 11.13(4)                    --
   SINCE INCEPTION                     16.40(3)                  15.69(3)                 15.57(3)                 16.69(3)
                                       14.57(4)                  15.27(4)                 15.57(4)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Russell 1000(R) Value Index measures the performance of those companies in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Large-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/01/05 - 03/31/06.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             10/01/05 -
                                                                     10/01/05            03/31/06             03/31/06
                                                                   -------------       -------------       ---------------
CLASS A
Actual (5.20% return).......................................         $1,000.00           $1,052.00             $ 7.21
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,017.90             $ 7.09
CLASS B
Actual (5.21% return).......................................         $1,000.00           $1,052.10             $ 6.65
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,018.45             $ 6.54
CLASS C
Actual (4.79% return).......................................         $1,000.00           $1,047.90             $10.57
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,014.61             $10.40
CLASS D
Actual (5.34% return).......................................         $1,000.00           $1,053.40             $ 6.04
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,019.05             $ 5.94

------------------
 * Expenses are equal to the Fund's annualized expense ratio of 1.41%, 1.30%, 2.07% and 1.18% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

    Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the six months ended March 31, 2006, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

Morgan Stanley Fundamental Value Fund
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (85.4%)
              Aerospace & Defense
              (2.7%)
   20,540     Northrop Grumman
               Corp. ..................  $  1,402,677
   34,600     Raytheon Co. ............     1,586,064
                                         ------------
                                            2,988,741
                                         ------------
              Beverages: Non-Alcoholic
              (1.7%)
   43,200     Coca-Cola Co. (The)......     1,808,784
                                         ------------
              Biotechnology (1.7%)
   40,500     Chiron Corp.*............     1,855,305
                                         ------------
              Broadcasting (2.0%)
   76,180     Clear Channel
               Communications, Inc. ...     2,209,982
                                         ------------
              Chemicals: Major
              Diversified (3.7%)
   89,580     Bayer AG (ADR)
               (Germany)...............     3,587,679
   10,788     Lanxess (Germany)*.......       405,223
                                         ------------
                                            3,992,902
                                         ------------
              Computer Processing
              Hardware (1.3%)
   42,900     Hewlett-Packard Co. .....     1,411,410
                                         ------------
              Department Stores (1.1%)
   21,950     Kohl's Corp.*............     1,163,569
                                         ------------
              Discount Stores (1.5%)
   36,000     Wal-Mart Stores, Inc. ...     1,700,640
                                         ------------
              Electric Utilities (3.5%)
   31,080     Entergy Corp. ...........     2,142,655
   33,400     FirstEnergy Corp. .......     1,633,260
                                         ------------
                                            3,775,915
                                         ------------
              Finance/Rental/ Leasing
              (1.9%)
   33,470     Freddie Mac..............     2,041,670
                                         ------------
              Financial Conglomerates
              (7.2%)
   58,180     Citigroup Inc. ..........     2,748,423
   87,744     JPMorgan Chase & Co. ....     3,653,660
   23,800     State Street Corp. ......     1,438,234
                                         ------------
                                            7,840,317
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Food: Major Diversified
              (2.6%)
   41,750     Unilever N.V. (NY
               Registered Shares)
               (Netherlands)...........  $  2,889,935
                                         ------------
              Food: Specialty/ Candy
              (1.1%)
   29,150     Cadbury Schweppes PLC
               (ADR) (United
               Kingdom)................     1,166,000
                                         ------------
              Industrial Conglomerates
              (4.4%)
   83,240     General Electric Co. ....     2,895,087
   20,200     Siemens AG (ADR)
               (Germany)...............     1,882,034
                                         ------------
                                            4,777,121
                                         ------------
              Insurance Brokers/
              Services (1.7%)
   63,900     Marsh & McLennan
               Companies, Inc. ........     1,876,104
                                         ------------
              Integrated Oil (4.2%)
   21,420     BP PLC (ADR) (United
               Kingdom)................     1,476,695
   23,680     ConocoPhillips...........     1,495,392
   25,480     Royal Dutch Shell PLC
               (ADR) (Class A) (United
               Kingdom)................     1,586,385
                                         ------------
                                            4,558,472
                                         ------------
              Investment Banks/ Brokers
              (5.5%)
   45,210     Merrill Lynch & Co.,
               Inc. ...................     3,560,740
  143,200     Schwab (Charles) Corp.
               (The)...................     2,464,472
                                         ------------
                                            6,025,212
                                         ------------

8
                       See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Major Banks (1.9%)
   44,980     Bank of America Corp. ...  $  2,048,389
                                         ------------
              Major Telecommunications
              (4.0%)
  101,580     Sprint Nextel Corp. .....     2,624,827
   52,360     Verizon Communications
               Inc. ...................     1,783,382
                                         ------------
                                            4,408,209
                                         ------------
              Managed Health Care
              (1.7%)
   14,600     CIGNA Corp. .............     1,907,052
                                         ------------
              Media Conglomerates
              (4.3%)
   71,980     Disney (Walt) Co.
               (The)...................     2,007,522
  160,680     Time Warner, Inc. .......     2,697,817
                                         ------------
                                            4,705,339
                                         ------------
              Medical Specialties
              (1.0%)
   17,170     Bausch & Lomb, Inc. .....     1,093,729
                                         ------------
              Motor Vehicles (1.0%)
   35,590     Honda Motor Co., Ltd.
               (ADR) (Japan)...........     1,101,866
                                         ------------
              Oilfield Services/
              Equipment (2.2%)
   18,610     Schlumberger Ltd.
               (Netherlands
               Antilles)...............     2,355,468
                                         ------------
              Packaged Software (1.3%)
   87,000     Symantec Corp.*..........     1,464,210
                                         ------------
              Pharmaceuticals: Major
              (9.9%)
   34,600     Abbott Laboratories......     1,469,462
   97,780     Bristol-Myers Squibb
               Co. ....................     2,406,366
   39,900     Lilly (Eli) & Co. .......     2,206,470
   33,680     Roche Holdings Ltd. (ADR)
               (Switzerland)...........     2,506,634
  116,920     Schering-Plough Corp. ...     2,220,311
                                         ------------
                                           10,809,243
                                         ------------
              Precious Metals (2.3%)
   48,400     Newmont Mining Corp. ....     2,511,476
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Property - Casualty
              Insurers (3.3%)
   18,740     Chubb Corp. (The)........  $  1,788,546
   43,259     St. Paul Travelers
               Companies, Inc. (The)...     1,807,794
                                         ------------
                                            3,596,340
                                         ------------
              Semiconductors (1.8%)
   37,900     Intel Corp. .............       733,365
   86,776     Micron Technology,
               Inc.*...................     1,277,342
                                         ------------
                                            2,010,707
                                         ------------
              Specialty Insurance
              (1.9%)
   15,000     MGIC Investment Corp. ...       999,450
   22,800     PMI Group, Inc. (The)....     1,046,976
                                         ------------
                                            2,046,426
                                         ------------
              Tobacco (1.0%)
   15,530     Altria Group, Inc. ......     1,100,456
                                         ------------
              Total Common Stocks
              (Cost $75,015,656).......    93,240,989
                                         ------------
PRINCIPAL
AMOUNT IN
THOUSANDS
-----------
              Convertible Bonds (4.9%)
              Aerospace & Defense
              (0.3%)
  $   354     L-3 Communications
               Corp. - 144A** 3.00% due
               08/01/35................       365,505
                                         ------------
              Biotechnology (0.5%)
      500     Amgen Inc. - 144A**
               0.375% due 02/01/13.....       507,500
                                         ------------
              Electric Utilities (0.1%)
       62     PG&E Corp. 9.50% due
               06/30/10................       175,537
                                         ------------
              Financial Conglomerates
              (0.2%)
      210     Conseco, Inc. - 144A**
               3.50% due 09/30/35......       231,525
                                         ------------

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) continued

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                   VALUE
------------------------------------------------------
              Food Retail (0.2%)
  $   560     Supervalu, Inc. 0.00% due
               11/02/31................  $    186,900
                                         ------------
              Hospital/Nursing
              Management (0.3%)
      282     Manor Care Inc. - 144A**
               2.125% due 08/01/35.....       307,027
                                         ------------
              Medical Specialties
              (0.4%)
      400     Medtronic, Inc. (Series
               B) 1.25% due 09/15/21...       398,500
                                         ------------
              Semiconductors (0.1%)
      161     Intel Corp. - 144A**
               2.95% due 12/15/35......       138,862
                                         ------------
              Services to the Health
              Industry (0.4%)
      469     Omnicare, Inc. (Series
               OCR) 3.25% due
               12/15/35................       451,999
                                         ------------
              Specialty
              Telecommunications (0.6%)
      467     QWEST Communications
               International, Inc.
               3.50% due 11/15/25......       622,861
                                         ------------
              Telecommunication
              Equipment (1.8%)
    2,045     Nortel Networks Corp.
               (Canada) 4.25% due
               09/01/08................     1,940,194
                                         ------------
              Total Convertible Bonds
              (Cost $5,179,686)........     5,326,410
                                         ------------
NUMBER OF
 SHARES                                     VALUE
------------------------------------------------------
              Convertible Preferred Stocks (4.3%)
              Electric Utilities (1.7%)
   56,500     Centerpoint Energy Inc.
               $1.165..................  $  1,890,490
                                         ------------
              Financial Conglomerates
              (0.1%)
    3,500     Conseco Inc. $1.375......       103,950
                                         ------------
              Integrated Oil (2.0%)
   18,000     Amerada Hess Corp.
               $3.50...................     2,153,790
                                         ------------
              Telecommunication
              Equipment (0.5%)
      500     Lucent Technologies
               Capital Trust I
               $77.50..................       506,000
                                         ------------
              Total Convertible
              Preferred Stocks
              (Cost $3,164,809)........     4,654,230
                                         ------------

10
                       See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN
THOUSANDS                                   VALUE
------------------------------------------------------
              Short-Term Investment (5.5%)
              Repurchase Agreement
  $ 6,025     Joint repurchase
               agreement account 4.785%
               due 04/03/06 (dated
               03/31/06; proceeds
               $6,027,402) (a)
               (Cost $6,025,000).......  $  6,025,000
                                         ------------

Total Investments
(Cost $89,385,151) (b)......   100.1%     109,246,629
Liabilities in Excess of
Other Assets................   (0.1)         (124,864)
                               -----     ------------
Net Assets..................   100.0%    $109,121,765
                               =====     ============

---------------------

    ADR  American Depositary Receipt.
     *   Non-income producing security.
    ** Resale is restricted to qualified institutional investors.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $21,924,634 and the aggregate gross unrealized depreciation is $2,063,156, resulting in net unrealized appreciation of $19,861,478.

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
SUMMARY OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED)

                                            PERCENT OF
INDUSTRY                        VALUE       NET ASSETS
------------------------------------------------------
Pharmaceuticals: Major....  $ 10,809,243        9.9%
Financial Conglomerates...     8,175,792        7.5
Integrated Oil............     6,712,262        6.2
Investment
  Banks/Brokers...........     6,025,212        5.5
Repurchase Agreement......     6,025,000        5.5
Electric Utilities........     5,841,942        5.3
Industrial
  Conglomerates...........     4,777,121        4.4
Media Conglomerates.......     4,705,339        4.3
Major
  Telecommunications......     4,408,209        4.0
Chemicals: Major
  Diversified.............     3,992,902        3.7
Property - Casualty
  Insurers................     3,596,340        3.3
Aerospace & Defense.......     3,354,246        3.0
Food: Major Diversified...     2,889,935        2.6
Precious Metals...........     2,511,476        2.3
Telecommunication
  Equipment...............     2,446,194        2.3
Biotechnology.............     2,362,805        2.2
Oilfield
  Services/Equipment......     2,355,468        2.2
Broadcasting..............     2,209,982        2.0
Semiconductors............     2,149,569        1.9
Major Banks...............     2,048,389        1.9

                                            PERCENT OF
INDUSTRY                        VALUE       NET ASSETS
------------------------------------------------------
Specialty Insurance.......  $  2,046,426        1.9%
Finance/Rental/Leasing....     2,041,670        1.9
Managed Health Care.......     1,907,052        1.7
Insurance
  Brokers/Services........     1,876,104        1.7
Beverages:
  Non-Alcoholic...........     1,808,784        1.7
Discount Stores...........     1,700,640        1.5
Medical Specialties.......     1,492,229        1.4
Packaged Software.........     1,464,210        1.3
Computer Processing
  Hardware................     1,411,410        1.3
Food: Specialty/Candy.....     1,166,000        1.1
Department Stores.........     1,163,569        1.1
Motor Vehicles............     1,101,866        1.0
Tobacco...................     1,100,456        1.0
Specialty
  Telecommunications......       622,861        0.6
Services to the Health
  Industry................       451,999        0.4
Hospital/Nursing
  Management..............       307,027        0.3
Food Retail...............       186,900        0.2
                            ------------      -----
                            $109,246,629      100.1%
                            ============      =====

12
                       See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2006 (unaudited)

Assets:
Investments in securities, at value
  (cost $89,385,151)........................................  $109,246,629
Cash........................................................         4,775
Receivable for:
    Dividends...............................................       121,634
    Interest................................................        25,161
    Shares of beneficial interest sold......................        20,011
Prepaid expenses and other assets...........................        11,600
Receivable from affiliate...................................        46,407
                                                              ------------
    Total Assets............................................   109,476,217
                                                              ------------
Liabilities:
Payable for:
    Shares of beneficial interest redeemed..................        90,358
    Distribution fee........................................        68,191
    Investment advisory fee.................................        63,037
    Transfer agent fee......................................        14,097
    Administration fee......................................         7,527
Accrued expenses and other payables.........................       111,242
                                                              ------------
    Total Liabilities.......................................       354,452
                                                              ------------
    Net Assets..............................................  $109,121,765
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................   $83,602,461
Net unrealized appreciation.................................    19,861,478
Accumulated undistributed net investment income.............       412,713
Accumulated undistributed net realized gain.................     5,245,113
                                                              ------------
    Net Assets..............................................  $109,121,765
                                                              ============
Class A Shares:
Net Assets..................................................   $37,385,029
Shares Outstanding (unlimited authorized, $.01 par value)...     2,758,595
    Net Asset Value Per Share...............................        $13.55
                                                              ============
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net asset value).........        $14.30
                                                              ============
Class B Shares:
Net Assets..................................................   $63,838,914
Shares Outstanding (unlimited authorized, $.01 par value)...     4,734,211
    Net Asset Value Per Share...............................        $13.48
                                                              ============
Class C Shares:
Net Assets..................................................    $6,221,045
Shares Outstanding (unlimited authorized, $.01 par value)...       462,401
    Net Asset Value Per Share...............................        $13.45
                                                              ============
Class D Shares:
Net Assets..................................................    $1,676,777
Shares Outstanding (unlimited authorized, $.01 par value)...       123,691
    Net Asset Value Per Share...............................        $13.56
                                                              ============

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended March 31, 2006 (unaudited)

Net Investment Income:
Income
Dividends (net of $26,897 foreign withholding tax)..........  $1,035,487
Interest....................................................     197,559
                                                              ----------
    Total Income............................................   1,233,046
                                                              ----------
Expenses
Investment advisory fee.....................................     367,642
Transfer agent fees and expenses............................      89,409
Registration fees...........................................      71,550
Professional fees...........................................      49,814
Administration fee..........................................      43,897
Distribution fee (Class A shares)...........................      42,626
Distribution fee (Class B shares)...........................      38,691
Distribution fee (Class C shares)...........................      27,041
Shareholder reports and notices.............................      19,360
Trustees' fees and expenses.................................         533
Other.......................................................       4,897
                                                              ----------
    Total Expenses..........................................     755,460
                                                              ----------
    Net Investment Income...................................     477,586
                                                              ----------
Net Realized and Unrealized Gain (Loss):
Net realized gain...........................................   5,485,256
Net change in unrealized appreciation.......................   (421,363)
                                                              ----------
    Net Gain................................................   5,063,893
                                                              ----------
Net Increase................................................  $5,541,479
                                                              ==========

14
                       See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                               FOR THE SIX        FOR THE YEAR
                                                               MONTHS ENDED          ENDED
                                                              MARCH 31, 2006   SEPTEMBER 30, 2005
                                                              --------------   ------------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................   $    477,586       $    468,407
Net realized gain...........................................      5,485,256         11,263,526
Net change in unrealized appreciation.......................       (421,363)         5,927,176
                                                               ------------       ------------
    Net Increase............................................      5,541,479         17,659,109
                                                               ------------       ------------
Dividends and Distributions to Shareholders from:
Net investment income
    Class A shares..........................................       (303,266)          (116,980)
    Class B shares..........................................       (169,467)          (202,380)
    Class C shares..........................................        (12,250)           (10,562)
    Class D shares..........................................        (15,025)           (22,443)
Net realized gain
    Class A shares..........................................     (3,398,808)        (1,024,836)
    Class B shares..........................................     (6,223,936)        (5,757,825)
    Class C shares..........................................       (562,820)          (355,689)
    Class D shares..........................................       (136,250)          (133,588)
                                                               ------------       ------------
    Total Dividends and Distributions.......................    (10,821,822)        (7,624,303)
                                                               ------------       ------------

Net increase (decrease) from transactions in shares of
  beneficial interest.......................................      2,623,018         (5,957,752)
                                                               ------------       ------------
    Net Increase (Decrease).................................     (2,657,325)         4,077,054
Net Assets:
Beginning of period.........................................    111,779,090        107,702,036
                                                               ------------       ------------
End of Period
(Including accumulated undistributed net investment income
of $412,713 and $435,135, respectively).....................   $109,121,765       $111,779,090
                                                               ============       ============

                                                                              15
                       See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2006 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Fundamental Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek total return. The Fund was organized as a Massachusetts business trust on July 11, 2002 and commenced operations on October 29, 2002.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is,

Morgan Stanley Fundamental Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2006 (UNAUDITED) continued

close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

Morgan Stanley Fundamental Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2006 (UNAUDITED) continued

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.67% to the portion of the daily net assets not exceeding $500 million and 0.62% to the portion of the daily net assets in excess of $500 million.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no such expenses as of March 31, 2006.

For the six months ended March 31, 2006, the distribution fee was accrued for Class B Shares at the annual rate of 0.12%. At March 31, 2006, included in the Statement of Assets and Liabilities is a receivable from affiliate, which represents payments due from the Distributor to the Fund.

Morgan Stanley Fundamental Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2006 (UNAUDITED) continued

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 0.89%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $52,986 and $523, respectively and received $15,071 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2006 aggregated $11,387,774 and $22,419,639, respectively.

For the six months ended March 31, 2006, the Fund incurred brokerage commissions of $765, with Morgan Stanley & Co., Inc. an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Fundamental Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2006 (UNAUDITED) continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                               FOR THE SIX               FOR THE YEAR
                                                               MONTHS ENDED                  ENDED
                                                              MARCH 31, 2006          SEPTEMBER 30, 2005
                                                          ----------------------   -------------------------
                                                               (unaudited)
                                                           SHARES      AMOUNT        SHARES        AMOUNT
                                                          --------   -----------   ----------   ------------
CLASS A SHARES
Sold....................................................   256,507   $ 3,510,707      269,694   $  3,686,097
Conversion from Class B.................................   171,985     2,336,682    1,616,863     21,374,236
Reinvestment of dividends and distributions.............   253,961     3,349,750       79,619      1,054,952
Redeemed................................................  (490,025)   (6,735,535)  (1,099,658)   (14,998,474)
                                                          --------   -----------   ----------   ------------
Net increase - Class A..................................   192,428     2,461,604      866,518     11,116,811
                                                          --------   -----------   ----------   ------------
CLASS B SHARES
Sold....................................................   265,514     3,654,059    1,414,314     18,877,111
Conversion to Class A...................................  (173,031)   (2,336,682)  (1,630,705)   (21,374,236)
Reinvestment of dividends and distributions.............   442,906     5,810,936      410,989      5,412,734
Redeemed................................................  (560,820)   (7,650,777)  (1,485,678)   (20,023,912)
                                                          --------   -----------   ----------   ------------
Net decrease - Class B..................................   (25,431)     (522,464)  (1,291,080)   (17,108,303)
                                                          --------   -----------   ----------   ------------
CLASS C SHARES
Sold....................................................    36,021       485,825      109,253      1,467,489
Reinvestment of dividends and distributions.............    41,672       546,320       26,422        348,246
Redeemed................................................   (39,927)     (546,365)     (95,050)    (1,282,821)
                                                          --------   -----------   ----------   ------------
Net increase - Class C..................................    37,766       485,780       40,625        532,914
                                                          --------   -----------   ----------   ------------
CLASS D SHARES
Sold....................................................    17,428       231,081       23,477        317,456
Reinvestment of dividends and distributions.............    10,618       139,953       10,093        133,626
Redeemed................................................   (12,278)     (172,936)     (70,190)      (950,256)
                                                          --------   -----------   ----------   ------------
Net increase (decrease) - Class D.......................    15,768       198,098      (36,620)      (499,174)
                                                          --------   -----------   ----------   ------------
Net increase (decrease) in Fund.........................   220,531   $ 2,623,018     (420,557)  $ (5,957,752)
                                                          ========   ===========   ==========   ============

Morgan Stanley Fundamental Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2006 (UNAUDITED) continued

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2005, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

7. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors, which motion defendants opposed. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety. Additionally, the Court denied Plaintiff's motion to supplement their complaint. This matter is now concluded.

Morgan Stanley Fundamental Value Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

                                                                                                   FOR THE PERIOD
                                       FOR THE SIX        FOR THE YEAR         FOR THE YEAR      OCTOBER 29, 2002*
                                       MONTHS ENDED          ENDED                ENDED               THROUGH
                                      MARCH 31, 2006   SEPTEMBER 30, 2005   SEPTEMBER 30, 2004   SEPTEMBER 30, 2003
                                      --------------   ------------------   ------------------   ------------------
                                       (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of
 period.............................      $14.32             $13.10               $11.54               $10.00
                                          ------             ------               ------               ------

Income from investment operations:
    Net investment income++.........        0.06               0.13                 0.12                 0.10
    Net realized and unrealized
    gain............................        0.64               2.14                 1.78                 1.49
                                          ------             ------               ------               ------

Total income from investment
 operations.........................        0.70               2.27                 1.90                 1.59
                                          ------             ------               ------               ------

Less dividends and distributions
 from:
    Net investment income...........       (0.12)             (0.11)               (0.09)               (0.05)
    Net realized gain...............       (1.35)             (0.94)               (0.25)             --
                                          ------             ------               ------               ------

Total dividends and distributions...       (1.47)             (1.05)               (0.34)               (0.05)
                                          ------             ------               ------               ------

Net asset value, end of period......      $13.55             $14.32               $13.10               $11.54
                                          ======             ======               ======               ======

Total Return+.......................        5.20%(1)          17.99%               16.73%               15.99%(1)

Ratios to Average Net Assets(3):
Expenses............................        1.41%(2)           1.36%                1.28%                1.11%(2)(4)
Net investment income...............        0.84%(2)           0.93%                0.97%                1.17%(2)(4)

Supplemental Data:
Net assets, end of period, in
 thousands..........................     $37,385            $36,759              $22,265              $31,616
Portfolio turnover rate.............          11%(1)             37%                  66%                  76%(1)

---------------------

      *    Commencement of operations.
     ++ The per share amounts were computed using an average number of shares outstanding during the period.
      + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
     (1)   Not annualized.
     (2)   Annualized.
     (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
     (4) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser, the annualized expense and net investment income ratios would have been 1.51% and 0.77%, respectively.

22
                       See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                            FOR THE PERIOD
                                         FOR THE SIX               FOR THE YEAR         FOR THE YEAR      OCTOBER 29, 2002*
                                         MONTHS ENDED                 ENDED                ENDED               THROUGH
                                        MARCH 31, 2006          SEPTEMBER 30, 2005   SEPTEMBER 30, 2004   SEPTEMBER 30, 2003
                                        --------------          ------------------   ------------------   ------------------
                                         (unaudited)

Class B Shares
Selected Per Share Data:

Net asset value, beginning of
 period...............................      $14.17                    $12.98               $11.47               $10.00
                                            ------                    ------               ------               ------

Income from investment operations:
    Net investment income++...........        0.06                      0.03                 0.02                 0.05
    Net realized and unrealized
    gain..............................        0.64                      2.13                 1.78                 1.46
                                            ------                    ------               ------               ------

Total income from investment
 operations...........................        0.70                      2.16                 1.80                 1.51
                                            ------                    ------               ------               ------

Less dividends and distributions from:
    Net investment income.............       (0.04)                    (0.03)               (0.04)               (0.04)
    Net realized gain.................       (1.35)                    (0.94)               (0.25)             --
                                            ------                    ------               ------               ------

Total dividends and distributions.....       (1.39)                    (0.97)               (0.29)               (0.04)
                                            ------                    ------               ------               ------

Net asset value, end of period........      $13.48                    $14.17               $12.98               $11.47
                                            ======                    ======               ======               ======

Total Return+.........................        5.21%(1)                 17.27%               15.84%               15.16%(1)

Ratios to Average Net Assets(3):
Expenses..............................        1.30%(2)                  2.03%                2.06%                1.86%(2)(4)
Net investment income.................        0.95%(2)                  0.26%                0.19%                0.42%(2)(4)

Supplemental Data:
Net assets, end of period, in
 thousands............................     $63,839                   $67,448              $78,552              $55,477
Portfolio turnover rate...............          11%(1)                    37%                  66%                  76%(1)

---------------------

      *    Commencement of operations.
     ++ The per share amounts were computed using an average number of shares outstanding during the period.
      + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
     (1)   Not annualized.
     (2)   Annualized.
     (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
     (4) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser, the annualized expense and net investment income ratios would have been 2.26% and 0.02%, respectively.

                                                                              23
                       See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                   FOR THE PERIOD
                                       FOR THE SIX        FOR THE YEAR         FOR THE YEAR      OCTOBER 29, 2002*
                                       MONTHS ENDED          ENDED                ENDED               THROUGH
                                      MARCH 31, 2006   SEPTEMBER 30, 2005   SEPTEMBER 30, 2004   SEPTEMBER 30, 2003
                                      --------------   ------------------   ------------------   ------------------
                                       (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of
 period.............................      $14.19             $12.99               $11.48               $10.00
                                          ------             ------               ------               ------

Income from investment operations:
    Net investment income++.........        0.01               0.04                 0.02                 0.06
    Net realized and unrealized
    gain............................        0.63               2.13                 1.78                 1.46
                                          ------             ------               ------               ------

Total income from investment
 operations.........................        0.64               2.17                 1.80                 1.52
                                          ------             ------               ------               ------

Less dividends and distributions
 from:
    Net investment income...........       (0.03)             (0.03)               (0.04)               (0.04)
    Net realized gain...............       (1.35)             (0.94)               (0.25)                  --
                                          ------             ------               ------               ------

Total dividends and distributions...       (1.38)             (0.97)               (0.29)               (0.04)
                                          ------             ------               ------               ------

Net asset value, end of period......      $13.45             $14.19               $12.99               $11.48
                                          ======             ======               ======               ======

Total Return+.......................        4.79%(1)          17.29%               15.83%               15.22%(1)

Ratios to Average Net Assets(3):
Expenses............................        2.07%(2)           1.98%                2.06%                1.86%(2)(4)
Net investment income...............        0.18%(2)           0.31%                0.19%                0.42%(2)(4)

Supplemental Data:
Net assets, end of period, in
 thousands..........................      $6,221             $6,024               $4,987               $3,504
Portfolio turnover rate.............          11%(1)             37%                  66%                  76%(1)

---------------------

      *    Commencement of operations.
     ++ The per share amounts were computed using an average number of shares outstanding during the period.
      + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
     (1)   Not annualized.
     (2)   Annualized.
     (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
     (4) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser, the annualized expense and net investment income ratios would have been 2.26% and 0.02%, respectively.

24
                       See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                            FOR THE PERIOD
                                      FOR THE SIX               FOR THE YEAR            FOR THE YEAR      OCTOBER 29, 2002*
                                      MONTHS ENDED                 ENDED                   ENDED               THROUGH
                                     MARCH 31, 2006          SEPTEMBER 30, 2005      SEPTEMBER 30, 2004   SEPTEMBER 30, 2003
                                     --------------          ------------------      ------------------   ------------------
                                      (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of
 period............................      $14.34                    $13.13                  $11.56               $10.00
                                         ------                    ------                  ------               ------

Income from investment operations:
    Net investment income++........        0.07                      0.16                    0.15                 0.18
    Net realized and unrealized
    gain...........................        0.65                      2.15                    1.79                 1.44
                                         ------                    ------                  ------               ------

Total income from investment
 operations........................        0.72                      2.31                    1.94                 1.62
                                         ------                    ------                  ------               ------

Less dividends and distributions
 from:
    Net investment income..........       (0.15)                    (0.16)                  (0.12)               (0.06)
    Net realized gain..............       (1.35)                    (0.94)                  (0.25)             --
                                         ------                    ------                  ------               ------

Total dividends and
 distributions.....................       (1.50)                    (1.10)                  (0.37)               (0.06)
                                         ------                    ------                  ------               ------

Net asset value, end of period.....      $13.56                    $14.34                  $13.13               $11.56
                                         ======                    ======                  ======               ======

Total Return+......................        5.34%(1)                 18.31%                  17.01%               16.24%(1)

Ratios to Average Net Assets(3):
Expenses...........................        1.18%(2)                  1.11%                   1.06%                0.86%(2)(4)
Net investment income..............        1.07%(2)                  1.18%                   1.19%                1.42%(2)(4)

Supplemental Data:
Net assets, end of period, in
 thousands.........................      $1,677                    $1,548                  $1,898               $1,514
Portfolio turnover rate............          11%(1)                    37%                     66%                  76%(1)

---------------------

      *    Commencement of operations.
     ++ The per share amounts were computed using an average number of shares outstanding during the period.
      + Calculated based on the net asset value as of the last business day of the period.
     (1)   Not annualized.
     (2)   Annualized.
     (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
     (4) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser, the annualized expense and net investment income ratios would have been 1.26% and 1.02%, respectively.

                                                                              25
                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2006 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
 Fundamental Value Fund

Semiannual Report
March 31, 2006

[MORGAN STANLEY LOGO]

                                                    39938 RPT RA06-00383P-Y03/06

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Fundamental Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 18, 2006